Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 28, 2017	Jun. 30, 2016
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	MFMV
Entity Registrant Name	Meritage Futures Fund L.P.
Entity Central Index Key	0001428042
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		9,152.162
Entity Public Float			$ 9,494,473
Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		761.124
Entity Public Float			1,038,282
Class C [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		428.256
Entity Public Float			759,634
Class Z [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		17.770
Entity Public Float			$ 19,147